Variable Interest Entities - Equity Method Investments (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity investment in investee	$ 17,072		$ 17,072	$ 18,172	$ 18,172
Cleco Power
Schedule of Equity Method Investments [Line Items]
Purchase price	12,873		12,873	12,873
Cash contributions	6,399		6,399	6,399
Dividends	(2,200)		(2,200)	(1,100)
Equity investment in investee	17,072		17,072	18,172
Operating revenue	1,882	$ 1,958	8,886	6,992	4,189
Operating expenses	1,882	1,958	8,886	6,992	4,189
Income before taxes	$ 0	$ 0	$ 0	$ 0	$ 0